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                                  SKYLINE FUNDS
                       311 South Wacker Drive, Suite 4500
                             Chicago, Illinois 60606


                                  March 3, 2003

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


                                  SKYLINE FUNDS
                       1933 ACT REGISTRATION NO. 33-11755
                       1940 ACT REGISTRATION NO. 811-5022

Ladies and Gentlemen:

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Skyline Funds (the "Trust") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Trust's registration statement was filed electronically with the Commission via EDGAR on February 26, 2003.

                                         Very truly yours,

                                         SKYLINE FUNDS

                                         /s/ Stephen F. Kendall

                                         Stephen F. Kendall
                                         Executive Vice President,
                                         Treasurer and Secretary